DFA INVESTMENT DIMENSIONS GROUP INC.
VA Global Moderate Allocation Portfolio VA Equity Allocation Portfolio World Core Equity Portfolio	Global Small Company Portfolio International Small Company Portfolio Selectively Hedged Global Equity Portfolio

DIMENSIONAL INVESTMENT GROUP INC.
Global Allocation 60/40 Portfolio Global Equity Portfolio

SUPPLEMENT TO THE PROSPECTUSES
OF EACH OF THE PORTFOLIOS LISTED ABOVE

The purpose of this Supplement to the Prospectuses dated February 28, 2020, as amended, of the portfolios listed above (collectively, the “Portfolios”), each a series of DFA Investment Dimensions Group Inc. or Dimensional Investment Group Inc. (collectively, the “Funds”), is to notify shareholders that the Boards of Directors of the Funds approved reductions to the management fees and/or reductions to the expense limitation amounts for the Portfolios, effective as of February 28, 2021, as described below:

I.	Effective February 28, 2021, the management fees of the Portfolios listed below are reduced as follows:

Portfolio Name	Current Investment Management Fee	Investment Management Fee as of 2/28/21
Global Small Company Portfolio	0.43%	0.40%
International Small Company Portfolio	0.38%	0.30%
Selectively Hedged Global Equity Portfolio	0.28%	0.24%

II.	Effective February 28, 2021, the management fees and expense limitation amounts of the Portfolios listed below are reduced as follows:

Portfolio Name	Current Investment Management Fee	Investment Management Fee as of 2/28/21	Current Expense Limitation Amount	Expense Limitation Amount as of 2/28/21
VA Global Moderate Allocation Portfolio	0.25%	0.23%	0.30% (Inst. Class)	0.28% (Inst. Class)
VA Equity Allocation Portfolio	0.30%	0.27%	0.40%	0.37%
Global Allocation 60/40 Portfolio	0.20%	0.19%	0.20%	0.19%
Global Equity Portfolio	0.23%	0.20%	0.23%	0.20%

III.	Effective February 28, 2021, the expense limitation amount of the Portfolio listed below is reduced as follows:

Portfolio Name	Current Expense Limitation Amount	Expense Limitation Amount as of 2/28/21
World Core Equity Portfolio	0.32%	0.27%

The date of this Supplement is January 11, 2021

SUPP011121-001B/004/016/025